Financial Instruments - Summary of Fair Values of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	$ 3,584	$ 5,974
Financial assets not measured at fair value(Amortised cost)	224,075	367,684
Financial liabilities measured at fair value	14,921
Liabilities carried at amortized cost (Other financial liabilities)	118,889	117,228
Cost [Member] | Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities measured at fair value	14,921
Cost [Member] | Lease Liabilities [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	24,553
Cost [Member] | Secured bank loans [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	1,031	707
Cost [Member] | Trade and other payables [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	70,747	110,970
Cost [Member] | Refund due to customers [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	22,558	5,551
Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	3,584	5,974
Financial assets not measured at fair value(Amortised cost)	224,075	367,684
Financial liabilities measured at fair value	14,921
Liabilities carried at amortized cost (Other financial liabilities)	118,889	117,228
Fair value [Member] | Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities measured at fair value	14,921
Fair value [Member] | Lease Liabilities [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	24,553
Fair value [Member] | Secured bank loans [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	1,031	707
Fair value [Member] | Trade and other payables [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	70,747	110,970
Fair value [Member] | Refund due to customers [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	22,558	5,551
Other Investments- Equity Securities [Member] | Cost [Member] | FVOCI [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	3,584	5,563
Other Investments- Equity Securities [Member] | Fair value [Member] | FVOCI [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	3,584	5,563
Right to Receive Equity Stake in Travel Entity [Member] | Cost [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value		411
Right to Receive Equity Stake in Travel Entity [Member] | Fair value [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value		411
Trade and Other Receivable [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	56,065	55,462
Trade and Other Receivable [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	56,065	55,462
Term deposits [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	38,030	134,133
Term deposits [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	38,030	134,133
Cash and cash equivalents [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	129,881	177,990
Cash and cash equivalents [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	129,881	177,990
Other investments - other securities [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	99	99
Other investments - other securities [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	$ 99	$ 99